Schedule of Property and Equipment (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Property, Plant and Equipment [Line Items]
Sub-total	$ 4,734,582	£ 3,745,713	£ 3,713,818
Less accumulated depreciation	(773,758)	(612,150)	(510,849)
Net book value	3,960,824	3,133,563	3,202,969
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub-total	4,381,375	3,466,278	3,466,278
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	294,322	232,849	203,953
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	$ 58,885	£ 46,586	£ 43,587